SHARE BASED COMPENSATION (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jun. 20, 2017	Jul. 01, 2016	Sep. 01, 2015	Jul. 27, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award,Vesting Period Description	another 1 year to September 1, 2018
Share-based Compensation.	$ 32,491				$ 1,067,786	$ 1,097,543	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		The issued RSUs will vest 100% when the following two conditions are both met: a) on and after the first anniversary of the grant date and b) the market price of the Company’s ADS is not less than $7 per ADS.
2011 Plan [Member]
Number of RSUs
Expect to vest as of December 31, 2016					52,718,520
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					52,718,520	61,038,032
2011 Plan [Member] | Options [Member]
Weighted average grant date fair value
Unvested options		32,028,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		0.20
2011 Plan [Member] | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Recognition period					2 years
Number of RSUs
Outstanding at beginning of year					10,430,000
Granted				28,841,700	0
Forfeited					(1,650,000)
Vested			28,639,900
Vested and expect to vest					8,780,000	10,430,000
Expect to vest as of December 31, 2016					8,780,000
Weighted average grant date fair value
Outstanding at beginning of year					$ 0.133
Granted					0
Forfeited					0.133
Outstanding at end of year					0.133	$ 0.133
Expect to vest as of December 31, 2016					$ 0.133
Unvested options		10,430,000
2011 Plan [Member] | First tranche [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage		40.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		40.00%
2011 Plan [Member] | First tranche [Member] | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage		100.00%			50.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		100.00%			50.00%
2011 Plan [Member] | Second tranche [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage		30.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		30.00%
2011 Plan [Member] | Second tranche [Member] | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage					50.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%
2011 Plan [Member] | Third tranche [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage		30.00%
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		30.00%